SUBSEQUENT EVENTS (Details) - USD ($) $ in Thousands				2 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Nov. 12, 2021	Nov. 10, 2021	Oct. 12, 2021	Feb. 25, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
Repayments of debt					$ 4,134	$ 4,100	$ 4,134	$ 4,134	$ 0	$ 0
Subsequent Event
Subsequent Event [Line Items]
Repayments of debt				$ 4,100
Subsequent Event | Wabash Valley Resources, Amended MIPA [Member]
Subsequent Event [Line Items]
Price differential			$ 3,400
Subsequent Event | Stock Purchase Agreement
Subsequent Event [Line Items]
Number of shares issued in transaction (in shares)	2,168,905	2,266,839
Sale of stock, consideration received on transaction		$ 30,500